Significant accounting policies - Additional details (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Selling expenses
Advertising expenses	¥ 57,954		¥ 192,541	¥ 88,123
Shipping expenses	40,710		67,632	31,806
Subsidy income.
Subsidy income	338,112		197,311	23,911
Employee benefits
Employee benefit expenses	¥ 86,666		75,028	23,649
Statutory reserves.
Minimum percentage of general reserve fund	10.00%	10.00%
Maximum percentage of general reserve fund	50.00%	50.00%
Minimum percentage of statutory surplus fund	10.00%	10.00%
Maximum percentage of statutory surplus fund	50.00%	50.00%
Profit appropriation to statutory surplus fund	¥ 25,492		1,319	0
Segment reporting
Number of operating segment | segment	1	1
Number of reportable segment | segment	1	1
Number of geographical segments | segment	0	0
Provision for Loan and Lease Losses
Provision for credit losses	¥ 25,039	$ 3,630	¥ 2,562	¥ 0